Leases (Details) - Schedule of Lease Obligations - EUR (€)	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2023
Schedule of Lease Obligations [Abstract]
Current lease	€ 55,961	€ 53,382
Non current lease	39,098	13,998
Total lease	€ 95,059	€ 67,380
Bottom of range [Member]
Schedule of Lease Obligations [Abstract]
Discount Rate	1.50%
Maturity	2024 years
Top of range [Member]
Schedule of Lease Obligations [Abstract]
Discount Rate	3.00%
Maturity	2025 years